Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Expected term (years)	5 years	5 years
Expected volatility, minimum	59.00%
Expected volatility, maximum	62.00%
Expected dividend	0.00%	0.00%
Risk free interest rate	4.00%	1.64%